CONSOLIDATED STATEMENTS OF CASH FLOWS (CAD) In Millions, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided (used) by: Operations
Net earnings (loss)	(36.7)
Items not requiring (providing) cash
Depreciation and amortization	12.9
Impairment and other closure costs (notes 7 and 9)	8.2
Deferred income taxes (note 21)	0.1
Foreign exchange loss (gain) on long-term debt	3.2
Non-cash reorganization items	2.4
Non-cash interest on compromised notes	0
Employee future benefits, expense over (under) cash contributions	(3.4)
Decrease in other long-term obligations	(0.1)
Loss (gain) on disposal of property, plant and equipment	0.4
Other	0.2
Changes in non-cash working capital
Accounts receivable	41.1
Inventories	11.6
Prepaids and other	4.5
Accounts payable and accrued liabilities	7.7
Cash flows provided (used) by operations	52.1	(44.0)
Investing
Additions to property, plant and equipment	(10.4)	12.2
Proceeds from sale of property, plant and equipment	0.8	11.5
Decrease (increase) in restricted cash	3.4	6.4
Decrease (increase) in other assets	0	(3.7)
Cash flows used by investing activities	(6.2)	(3.4)
Financing
Increase (decrease) in revolving loan	(40.0)	16.0
Redemption of senior notes (note 18)	0
Proceeds on issuance of senior secured notes (note 18)	0	33.1
Note exchange costs (note 18)	0
Deferred financing costs (note 18)	0	(9.3)
DIP financing costs	0	3.8
Settlement on purchase of senior notes (note 18)	0
Decrease in other long-term debt	0	(0.9)
Share issuance costs	0	0.2
Cash flows provided (used) by financing activities	(40.0)	34.9
Cash and cash equivalents, increase (decrease) in the period	5.9	(12.5)
Cash and cash equivalents, beginning of period	12.2	25.1
Cash and cash equivalents, end of period 1	16.6	12.2
Supplemental disclosures:
Income taxes paid (recovered)	0
Net interest paid	11.0
Common stock issued under stock option compensation plan	0
Non-cash exchange of 8.625% senior notes	0
Non-cash issuance of 11.0% senior notes	0
Non-cash difference in carrying value of senior notes on modification	0
1 Cash and cash equivalents included in assets held for sale	1.9
Predecessor [Member]
Cash flows provided (used) by: Operations
Net earnings (loss)		650.3	(976.6)	(398.2)
Items not requiring (providing) cash
Depreciation and amortization		23.4	112.4	119.3
Impairment and other closure costs (notes 7 and 9)		3.3	823.6	294.5
Deferred income taxes (note 21)		(0.7)	(7.6)	(16.1)
Foreign exchange loss (gain) on long-term debt		(24.0)	9.7	(27.6)
Non-cash reorganization items		(707.4)	0	0
Non-cash interest on compromised notes		48.4	0	0
Employee future benefits, expense over (under) cash contributions		(8.4)	(8.0)	(2.4)
Decrease in other long-term obligations		0	(3.1)	(4.2)
Loss (gain) on disposal of property, plant and equipment		(6.7)	(0.1)	(7.2)
Other		2.6	(1.8)	10.3
Changes in non-cash working capital
Accounts receivable		(22.9)	(14.3)	(19.1)
Inventories		8.7	(17.1)	19.3
Prepaids and other		(0.5)	7.6	(2.4)
Accounts payable and accrued liabilities		(10.1)	3.8	(10.3)
Cash flows provided (used) by operations		(44.0)	(71.5)	(44.1)
Investing
Additions to property, plant and equipment		(12.2)	(19.7)	(11.2)
Proceeds from sale of property, plant and equipment		11.5	1.2	7.9
Decrease (increase) in restricted cash		(6.4)	0	0
Decrease (increase) in other assets		3.7	0.8	(1.2)
Cash flows used by investing activities		(3.4)	(17.7)	(4.5)
Financing
Increase (decrease) in revolving loan		16.0	48.0	(14.5)
Redemption of senior notes (note 18)		0	(25.8)	0
Proceeds on issuance of senior secured notes (note 18)		33.1	0	98.4
Note exchange costs (note 18)		0	0	(8.3)
Deferred financing costs (note 18)		(9.3)	(2.4)	(4.5)
DIP financing costs		(3.8)	0	0
Settlement on purchase of senior notes (note 18)		0	0	(9.2)
Decrease in other long-term debt		(0.9)	(0.9)	(1.0)
Share issuance costs		(0.2)	0	0
Cash flows provided (used) by financing activities		34.9	18.9	60.9
Cash and cash equivalents, increase (decrease) in the period		(12.5)	(70.3)	12.3
Cash and cash equivalents, beginning of period	12.6	25.1	95.4	83.1
Cash and cash equivalents, end of period 1		12.6	25.1	95.4
Supplemental disclosures:
Income taxes paid (recovered)		(0.2)	0.1	0.4
Net interest paid		11.7	72.6	72.7
Common stock issued under stock option compensation plan		0	0.2	0
Non-cash exchange of 8.625% senior notes		0	0	(327.1)
Non-cash issuance of 11.0% senior notes		0	0	287.2
Non-cash difference in carrying value of senior notes on modification		0	0	39.9
1 Cash and cash equivalents included in assets held for sale		0.4	0	0